SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end:  November 30, 2026
Date of reporting period:  May 31, 2026

Item 1. Report To Shareowners

SCORX

| SATURNA CORE

Saturna Core Fund

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Saturna Core Fund is long-term appreciation and capital preservation. This Semi-Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.saturna.com/products/saturna-core . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$38	0.74%

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Saturna Core	19.81%	7.21%	8.17%
Bloomberg Developed Markets Large & Mid Cap Total Return	27.81%	12.35%	13.57%
Bloomberg Global Equity/Fixed Income 60/40 Index	17.52%	6.73%	8.49%
Bloomberg US Aggregate Bond Index	5.13%	0.17%	1.70%

Key Fund Statistics

Table Summary
Total Net Assets	$43,585,641
# of Portfolio Holdings	91
Advisory Fees Paid	$93,354
Portfolio Turnover Rate	15%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit https://www.saturna.com/products/saturna-core  for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Table Summary
Technology	17.4%
Materials	11.1%
Industrials	11.1%
Financials	8.2%
Communications	7.7%
Consumer Discretionary	7.0%
Government	6.2%
Health Care	5.5%
Consumer Staples	4.4%
Utilities	3.7%
Other Sectors	9.9%
Other Assets (net of liabilities)	7.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

How has the Fund changed?

Effective March 20, 2026, the Saturna Global High-Income Fund was merged into Saturna Core Fund. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSGFX

| INVESTOR SHARES

Saturna Growth Fund

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Saturna Growth Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	0.99%

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	29.04%	12.26%	15.63%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%	17.57%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%

Key Fund Statistics

Table Summary
Total Net Assets	$84,754,285
# of Portfolio Holdings	27
Advisory Fees Paid	$195,967
Portfolio Turnover Rate	3%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/saturna-growth  for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	21.7%
Internet Media & Services	13.2%
Infrastructure Software	12.7%
Communications Equipment	10.5%
Online Marketplace	8.2%
Mass Merchants	3.7%
Infrastructure Construction	3.1%
Specialty Apparel Stores	3.1%
Non-Alcoholic Beverages	2.9%
Electrical Components	2.4%
Other Industries	15.5%
Other Assets (net of liabilities)	3.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

How has the Fund Changed?

There were no material changes to the Fund during this reporting period.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGZFX

| Z SHARES

Saturna Growth Fund

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Saturna Growth Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$40	0.76%

Annual Average Total Return

Table Summary
	1 Year	5 Year
Z Shares	29.34%	12.53%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%

Key Fund Statistics

Table Summary
Total Net Assets	$84,754,285
# of Portfolio Holdings	27
Advisory Fees Paid	$195,967
Portfolio Turnover Rate	3%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/saturna-growth  for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	21.7%
Internet Media & Services	13.2%
Infrastructure Software	12.7%
Communications Equipment	10.5%
Online Marketplace	8.2%
Mass Merchants	3.7%
Infrastructure Construction	3.1%
Specialty Apparel Stores	3.1%
Non-Alcoholic Beverages	2.9%
Electrical Components	2.4%
Other Industries	15.5%
Other Assets (net of liabilities)	3.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

How has the Fund Changed?

There were no material changes to the Fund during this reporting period.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSIFX

| INVESTOR SHARES

Saturna International Fund

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Saturna International Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$51	0.94%

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	33.36%	9.93%	11.79%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	24.29%	9.75%	10.08%

Key Fund Statistics

Table Summary
Total Net Assets	$118,840,751
# of Portfolio Holdings	38
Advisory Fees Paid	$241,242
Portfolio Turnover Rate	31%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/saturna-international  for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Manufacturing	11.3%
Communications Equipment	9.4%
Electrical Power Equipment	9.4%
Large Pharma	5.2%
Basic & Diversified Chemicals	5.1%
Base Metals	4.6%
Construction & Mining Machinery	4.2%
Fabricated Metal & Hardware	4.0%
Banks	3.5%
Industrial Wholesale & Rental	3.5%
Other Industries	34.1%
Other Assets (net of liabilities)	5.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

How has the Fund changed?

Effective March 20, 2026, the Saturna Sustainable Equity Fund was merged into Saturna International Fund. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SIFZX

| Z SHARES

Saturna International Fund

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Saturna International Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$37	0.69%

Annual Average Total Return

Table Summary
	1 Year	5 Year
Z Shares	33.64%	10.17%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	24.29%	9.75%

Key Fund Statistics

Table Summary
Total Net Assets	$118,840,751
# of Portfolio Holdings	38
Advisory Fees Paid	$241,242
Portfolio Turnover Rate	31%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/saturna-international  for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Manufacturing	11.3%
Communications Equipment	9.4%
Electrical Power Equipment	9.4%
Large Pharma	5.2%
Basic & Diversified Chemicals	5.1%
Base Metals	4.6%
Construction & Mining Machinery	4.2%
Fabricated Metal & Hardware	4.0%
Banks	3.5%
Industrial Wholesale & Rental	3.5%
Other Industries	34.1%
Other Assets (net of liabilities)	5.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

How has the Fund changed?

Effective March 20, 2026, the Saturna Sustainable Equity Fund was merged into Saturna International Fund. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEBFX

| SATURNA GLOBAL SUSTAINABLE BOND

Saturna Global Sustainable Bond Fund

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Saturna Global Sustainable Bond Fund is current income and capital preservation. This Semi-Annual Shareholder Report contains important information about the Saturna Global Sustainable Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/saturna-global-sustainable-bond . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global Sustainable Bond	$30	0.60%

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Saturna Global Sustainable Bond	7.14%	1.25%	2.27%
Bloomberg Global Aggregate Bond Index	3.26%	-1.58%	0.74%

Key Fund Statistics

Table Summary
Total Net Assets	$99,807,576
# of Portfolio Holdings	97
Advisory Fees Paid	$193,207
Portfolio Turnover Rate	14%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/saturna-global-sustainable-bond  for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Table Summary
Government	28.9%
Financials	18.8%
Communications	7.9%
Real Estate	7.4%
Utilities	7.2%
Industrials	3.7%
Materials	3.6%
Technology	3.5%
Consumer Discretionary	3.1%
Information Technology	3.0%
Other Sectors	9.7%
Other Assets (net of liabilities)	3.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

How has the Fund changed?

Effective March 20, 2026, the Saturna Short‑Term Bond Fund and Saturna Bond Income Fund were merged into Saturna Sustainable Bond Fund, which was subsequently renamed Saturna Global Sustainable Bond Fund. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Investments
(a) The Schedule of Investments is fully answered in Item 1.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Saturna Funds

SATURNA CAPITAL

Semi-Annual Financial Statements and Additional Information

Core	SCORX	
Global Sustainable Bond	SEBFX	
Growth	SSGFX	Investor Shares
	SGZFX	Z Shares
International	SSIFX	Investor Shares
	SIFZX	Z Shares

May 31, 2026

Table of Contents:

Morningstar Ratings 3
Saturna Core Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 9
Statements of Changes in Net Assets 10
Financial Highlights 11
Global Sustainable Bond Fund 12
Schedule of Investments 12
Statement of Assets and Liabilities and Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Saturna Growth Fund 19
Schedule of Investments 19
Statement of Assets and Liabilities and Statement of Operations 21
Statements of Changes in Net Assets 22
Financial Highlights 23
Saturna International Fund 25
Schedule of Investments 25
Statement of Assets and Liabilities and Statement of Operations 27
Statements of Changes in Net Assets 28
Financial Highlights 29
Notes To Financial Statements 31
Note 1 - Organization 31
Note 2 - Unaudited Information 32
Note 3 - Significant Accounting Policies (Unaudited) 32
Note 4 - Transactions with Affiliated Persons (Unaudited) 35
Note 5 - Distributions to Shareowners (Unaudited) 36
Note 6 - Federal Income Taxes (Unaudited) 36
Note 7 - Investments (Unaudited) 37
Note 8 - Custodian (Unaudited) 37
Note 9 - Reorganization (Unaudited) 37
Note 10 - Subsequent Events 39
Form N-CSR Items 8-11 40
Summary Information 41

May 31, 2026
Semi-Annual

Morningstar Ratings
(as of June 30, 2026)
Unaudited
© 2026 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of June 30, 2026 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year
10 Year
Overall
Saturna Global Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
   
% Rank in Category 15 41 27
16
41
Number of Funds in Category 143 143 142
120
143

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
4
May 31, 2026
Semi-Annual
Continued on next page.
Common Stock - 67.2% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 3,150 $ 295,342 $ 1,198,071 United States 2.7%
Wireless Telecommunications
Orange ADR 20,000 270,393 419,400 France 1.0%
SK Telecom ADR 16,500 472,623 616,110 Korea Republic Of 1.4%
743,016 1,035,510 2.4%
1,038,358 2,233,581 5.1%
Consumer Discretionary
Automotive Retailers
AutoZone 90 279,342 264,167 United States 0.6%
Automotive Wholesalers
Copart 4,500 194,037 147,465 United States 0.3%
Home Products Stores
Lowe's 1,100 75,376 235,796 United States 0.6%
Online Marketplace
Amazon.com 1,500 340,140 405,960 United States 0.9%
Specialty Apparel Stores
Ross Stores 3,750 608,373 868,988 United States 2.0%
TJX Companies 2,700 139,837 417,825 United States 1.0%
748,210 1,286,813 3.0%
1,637,105 2,340,201 5.4%
Consumer Staples
Household Products
Procter & Gamble 1,450 138,928 208,162 United States 0.5%
Mass Merchants
Dollarama Inc 900 117,480 115,091 Canada 0.3%
Packaged Food
Danone ADR 25,000 305,091 355,000 France 0.8%
Nestle ADR 1,000 73,990 101,440 Switzerland 0.3%
379,081 456,440 1.1%
Personal Care Products
Kimberly-Clark de Mexico, Class A 225,000 464,220 498,356 Mexico 1.1%
Unilever Plc 3,999 261,455 225,744 United Kingdom 0.5%
725,675 724,100 1.6%
1,361,164 1,503,793 3.5%
Energy
Renewable Energy Equipment
First Solar, Inc 2,500 461,669 766,975 United States 1.7%
Financials
Banks
ANZ Group Holdings ADR 22,000 417,692 557,260 Austrailia 1.3%
Consumer Finance
Visa 2,400 607,345 783,264 United States 1.8%
Diversified Banks
Banco Santander SA 20,000 171,481 249,600 Spain 0.5%
Other Financial Services
Mastercard, Class A 1,750 777,081 864,465 United States 2.0%

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
5
Continued on next page.
Common Stock - 67.2% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
P&C Insurance
Chubb 810 $ 102,989 $ 252,501 Switzerland 0.6%
2,076,588 2,707,090 6.2%
Health Care
Large Pharma
AbbVie 1,350 310,920 293,922 United States 0.7%
AstraZeneca PLC 2,000 245,744 371,340 United Kingdom 0.8%
GlaxoSmithKline ADR 18,000 794,679 909,720 United Kingdom 2.1%
Novartis ADR 2,500 134,038 375,425 Switzerland 0.9%
Novo Nordisk ADR 6,250 267,496 284,875 Denmark 0.6%
1,752,877 2,235,282 5.1%
Specialty & Generic Pharma
Sandoz Group AG-ADR 2,000 138,848 168,240 Switzerland 0.4%
1,891,725 2,403,522 5.5%
Industrials
Building Construction
EMCOR Group Inc. 700 255,510 578,774 United States 1.3%
Commercial & Residential Building
Equipment & Systems
Trane 400 131,521 180,520 Ireland 0.4%
Electrical Components
Prysmian S.P.A 4,000 249,724 689,397 Italy 1.6%
Electrical Power Equipment
Eaton 1,565 233,529 626,939 Ireland 1.5%
Fuji Electric Co. Ltd. 5,500 271,891 534,019 Japan 1.2%
505,420 1,160,958 2.7%
Flow Control Equipment
Parker Hannifin 170 25,342 143,587 United States 0.3%
Industrial Wholesale & Rental
Fastenal 3,490 40,514 154,258 United States 0.4%
Waste Management
Republic Services 950 116,161 190,418 United States 0.4%
1,324,192 3,097,912 7.1%
Information Technology
IT Services
Amdocs Ltd 12,400 803,824 780,828 United States 1.8%
Materials
Agricultural Chemicals
Corteva 1,200 75,072 93,936 United States 0.2%
Quimica y Minera Chile ADR 9,400 800,183 807,178 Chile 1.9%
875,255 901,114 2.1%
Base Metals
Altius Minerals Corp 16,000 610,170 672,194 Canada 1.6%
Antofagasta 8,000 199,536 441,107 United Kingdom 1.0%
South32 ADR 19,000 134,773 329,745 Australia 0.7%
Southern Copper 5,075 537,699 970,847 Peru 2.2%
1,482,178 2,413,893 5.5%
Cement & Aggregates
CRH PLC 3,000 334,077 326,370 United States 0.7%

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
6
May 31, 2026
Semi-Annual
Continued on next page.
Common Stock - 67.2% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Iron
BHP Biliton ADR 8,250 $ 345,605 $ 733,508 Australia 1.7%
Precious Metals
Agnico-Eagle Mines 2,530 126,967 463,370 Canada 1.1%
3,164,082 4,838,255 11.1%
Real Estate
Retail REIT
Simon Property Group 3,250 655,419 665,958 United States 1.5%
Technology
Communications Equipment
Apple 2,250 123,699 702,135 United States 1.6%
Cisco Systems 5,000 179,892 602,100 United States 1.4%
Fujikura Ltd 13,000 319,931 387,589 Japan 0.9%
623,522 1,691,824 3.9%
Infrastructure Software
Microsoft 2,000 621,598 900,480 United States 2.1%
Oracle 1,000 88,983 225,780 United States 0.5%
710,581 1,126,260 2.6%
Semiconductor Devices
Broadcom 1,270 162,816 567,398 United States 1.3%
Micron Technology 1,300 617,160 1,262,300 United States 2.9%
Nvidia 3,750 371,923 791,775 United States 1.8%
1,151,899 2,621,473 6.0%
Semiconductor Manufacturing
ASML Holding NY 225 183,871 362,871 Netherlands 0.8%
Taiwan Semiconductor ADR 2,550 383,136 1,067,047 Taiwan 2.5%
567,007 1,429,918 3.3%
3,053,009 6,869,475 15.8%
Utilities
Integrated Electric Utilities
Dominion Energy 8,693 418,096 581,909 United States 1.3%
NextEra Energy 6,005 192,243 522,495 United States 1.2%
610,339 1,104,404 2.5%
Total Common Stock
$18,077,474
$29,311,994 67.2%
Corporate Bonds - 13.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 163,495 United States 0.4%
Comcast 5.650% due 06/15/2035 500,000 516,513 United States 1.2%
Comcast 4.650% due 07/15/2042 250,000 217,270 United States 0.5%
Netflix 4.375% due 11/15/2026 250,000 250,470 United States 0.5%
1,147,748 2.6%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 226,299 United States 0.5%
Lowe's 4.250% due 09/15/2044 250,000 200,570 United States 0.5%
MDC Holdings 3.850% due 01/15/2030 200,000 190,670 United States 0.4%
Stanford University 4.013% due 05/01/2042 100,000 83,923 United States 0.2%
701,462 1.6%

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
7
Continued on next page.
Corporate Bonds - 13.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Staples
Coca Cola 1.000% due 03/15/2028 $ 250,000 $ 236,920 United States 0.5%
Grupo Bimbo 4.875% due 06/27/2044 200,000 179,883 Mexico 0.4%
416,803 0.9%
Financials
Lincoln National(Quarterly SOFR +0.2616%)
2
6.186% due 04/20/2067 250,000 200,625 United States 0.5%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 164,059 United States 0.4%
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 195,122 United States 0.5%
CSX Corp 4.650% due 03/01/2068 550,000 450,034 United States 1.0%
Delta Air Lines 3.750% due 10/28/2029 250,000 241,602 United States 0.6%
Fedex Corp 3.900% due 02/01/2035 250,000 229,820 United States 0.5%
Norfolk Southern 5.100% due 08/01/2118 275,000 235,725 United States 0.5%
Union Pacific 3.375% due 02/01/2035 250,000 223,141 United States 0.5%
1,739,503 4.0%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 349,391 United States 0.8%
Technology
Oracle 2.950% due 04/01/2030 500,000 461,432 United States 1.1%
Qualcomm 3.250% due 05/20/2027 220,000 218,492 United States 0.5%
679,924 1.6%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 508,921 United States 1.2%
Total Corporate Bonds (Cost $6,351,609) $5,744,377 13.2%
Government Bonds - 7.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 400,000 399,743 United States 0.9%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 138,407 United States 0.3%
United States Treasury Bond 3.625% due 02/15/2044 155,000 130,491 United States 0.3%
United States Treasury Bond 6.250% due 05/15/2030 900,000 969,469 United States 2.2%
United States Treasury Bond 3.375% due 11/15/2048 1,150,000 891,744 United States 2.1%
2,130,111 4.9%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 644,921 567,719 United States 1.3%
Total Government Bonds (Cost $3,184,038 ) $3,097,573 7.1%
Municipals Bonds - 4.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 249,331 United States 0.6%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 550,000 555,556 United States 1.3%

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
8
May 31, 2026
Semi-Annual
Municipals Bonds - 4.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 $ 50,000 $ 49,991 United States 0.1%
Maryland Community Development
Administration 6.362% due 09/01/2053 675,000 682,777 United States 1.6%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 500,000 500,365 United States 1.1%
1,233,133 2.8%
Total Municipals Bonds (Cost $2,041,202) $2,038,020 4.7%
Total investments (Cost $29,654,323) $40,191,964 92.2%
Other assets (net of liabilities) 3,393,677 7.8%
Total net assets $43,585,641 100.0%
1
Country of domicile
2
Variable rate security. The interest rate represents the rate in effect at May 31, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
SA: Special Assessment

Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
9
Statement of Assets and Liabilities (Unaudited) Statement of Operations (Unaudited)
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $29,654,323) $ 40,191,964
Cash 3,183,565
Interest receivable 131,403
Dividends receivable 88,629
Receivable for Fund shares sold 18,245
Prepaid expenses 9,406
Total assets 43,623,212
Liabilities
Accrued advisory fees 16,206
Accrued audit expenses 9,882
Accrued retirement plan custody fee 4,849
Accrued trustee expenses 2,915
ReFlow fees payable 1,975
Accrued Chief Compliance Officer expenses 769
Payable for Fund shares redeemed 347
Accrued other operating expenses 628
Total liabilities 37,571
Net assets $43,585,641
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $31,072,464
Total distributable earnings 12,513,177
Net assets applicable to Fund shares outstanding $43,585,641
Fund shares outstanding 2,168,876
Net asset value, offering, and redemption price per
share $20.10
Period ended May 31, 2026
Investment income
Interest income $ 313,521
Dividend Income (Net of foreign tax of $19,822) 209,762
Miscellaneous income 25
Total investment income 523,308
Expenses
Investment advisory fees 93,354
Filing and registration fees 14,329
Audit fees 10,092
Trustee fees 6,854
Retirement plan custodial fees 5,074
Legal fees 4,247
Chief Compliance Officer expenses 4,054
ReFlow fees 3,267
Custodian fees 1,025
Other operating expenses 4,098
Total gross expenses 146,394
Less adviser fees waived (6,733)
Less custodian fee credits (1,025)
Net expenses 138,636
Net investment income $384,672
Net realized gain from investments and foreign
currency $1,602,329
A
Net Increase in unrealized appreciation on investments
and foreign currency 1,557,897
Net gain on investments 3,160,226
Net increase in net assets resulting from operations $3,544,898
A
Includes $722,535 in net realized gains from redemptions in-kind

Saturna Core Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Semi-Annual
Statements of Changes in Net Assets
A
On March 20, 2026, the Saturna Global High Income Fund was merged into Saturna Core Fund.
Period ended May 31, 2026
(Unaudited)
Year ended November 30,
2025
Increase in net assets from operations
From operations
Net investment income $384,672 $479,520
Net realized gain on investments and foreign currency 1,602,329 1,157,568
Net increase in unrealized appreciation on investments and foreign currency 1,557,897 1,565,839
Net increase in net assets 3,544,898 3,202,927
Distributions to shareowners from
Net dividend and distribution to shareholders (656,555) (707,388)
Capital share transactions
Proceeds from the sale of shares 6,666,169 7,560,695
Proceeds from merger 10,326,267 -
Value of shares issued in reinvestment of dividends and distributions 656,410 707,219
Cost of shares redeemed (8,242,059) (6,267,074)
Total capital shares transactions 9,406,787 2,000,840
Total increase in net assets 12,295,130 4,496,379
Net assets
Beginning of period 31,290,511 26,794,132
End of period $43,585,641 $31,290,511
Shares of the Fund sold and redeemed
Saturna Core (SCORX)
Number of shares sold 344,885 418,668
Number of shares received through reorganization
A
562,249 -
Number of shares issued in reinvestment of dividends and distributions 35,752 42,706
Number of shares redeemed (421,877) (344,821)
Net increase in number of shares outstanding 521,009 116,553
– –

Saturna Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
11
tin
Saturna Core (SCORX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $18.99 $17.50 $15.22 $14.87 $16.20 $14.81
Income from investment operations
Net investment income 0.20 0.30 0.32 0.26 0.21 0.24
Net gains (losses) on securities (both realized and
unrealized) 1.31 1.65 2.21 0.30 (1.03) 1.36
Total from investment operations 1.51 1.95 2.53 0.56 (0.82) 1.60
Less distributions
Dividends (from net investment income) (0.29) (0.31) (0.25) (0.19) (0.25) (0.21)
Distributions (from capital gains) (0.11) (0.15) – (0.02) (0.26) –
Total distributions (0.40) (0.46) (0.25) (0.21) (0.51) (0.21)
Net asset value at end of period $20.10 $18.99 $17.50 $15.22 $14.87 $16.20
Total Return
B
8.13% 11.54% 16.84% 3.88% (5.32)% 10.95%
Ratios / supplemental data
Net assets ($000), end of period $43,586 $31,291 $26,794 $21,195 $19,282 $18,932
Ratio of expenses to average net assets
Before custodian fee credits
C
0.78% 0.84% 0.74% 0.86% 0.90% 0.57%
After advisory fees waiver
C
0.74% –% –% –% –% –%
After advisory fee waiver and  custodian fee credits
C
0.74% 0.83% 0.74% 0.85% 0.90% 0.56%
Ratio of net investment income after custodian fee credits  to average net assets
C
2.05% 1.71% 1.93% 1.72% 1.44% 1.52%
Portfolio turnover rate
B
15% 16% 17% 13% 10% 14%
A
Unaudited
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Schedule of Investments (Unaudited)
As of May 31, 2026
Global Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
12
May 31, 2026
Semi-Annual
Continued on next page.
Corporate Bonds - 58.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 3,550,000 $ 4,057,260 Netherlands 4.1%
Telecom Italia Capital 6.000% due 09/30/2034 1,450,000 1,475,798 Italy 1.5%
Telecom Italia SPA 1.625% due 01/18/2029 EUR 2,100,000 2,337,625 Italy 2.3%
7,870,683 7.9%
Consumer Discretionary
Coty/HFC Prestige
2
6.625% due 07/15/2030 750,000 752,361 United States 0.8%
Lowe's 5.800% due 10/15/2036 250,000 262,313 United States 0.3%
O'Reilly Automotive Inc. 4.700% due 06/15/2032 1,250,000 1,240,878 United States 1.2%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 148,563 United States 0.1%
Starbucks 2.450% due 06/15/2026 700,000 699,570 United States 0.7%
3,103,685 3.1%
Consumer Staples
Natura Cosmeticos SA 4.125% due 05/03/2028 2,000,000 1,887,477 Brazil 1.9%
Unilever Capital 5.900% due 11/15/2032 200,000 214,571 United States 0.2%
2,102,048 2.1%
Energy
Masdar Abu Dhabi 4.875% due 07/25/2029 2,750,000 2,764,945 United Arab Emirates 2.8%
Financials
AXA 5.125% due 01/17/2047 3,000,000 3,001,066 France 3.0%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 240,638 United States 0.2%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 85,853 United States 0.1%
Commonwealth Bank Australia
3
4.527% due 12/23/2026 AUD 1,450,000 1,042,597 Australia 1.1%
Munich RE 1.000% due 05/26/2042 EUR 3,200,000 3,210,708 Germany 3.2%
PayPal Holdings 2.650% due 10/01/2026 300,000 298,611 United States 0.3%
State Street Float 2047 4.936% due 06/15/2047 4,200,000 3,807,624 United States 3.8%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 201,401 United States 0.2%
11,888,498 11.9%
Government
New S Wales Treasury CRP 3.000% due 04/20/2029 AUD 2,600,000 1,783,541 Australia 1.8%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 250,179 United States 0.2%
Medtronic 4.375% due 03/15/2035 260,000 250,301 United States 0.3%
500,480 0.5%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 302,438 United States 0.3%
Deere 8.100% due 05/15/2030 95,000 107,846 United States 0.1%
FS Luxembourg SARL 8.875% due 02/12/2031 2,500,000 2,577,625 Luxembourg 2.6%
RELX 4.000% due 03/18/2029 400,000 394,623 United Kingdom 0.4%
United Rentals of North America 5.250% due 01/15/2030 350,000 350,095 United States 0.3%
3,732,627 3.7%
Information Technology
NXP BV/NXP FDG/NXP USA 5.000% due 01/15/2033 1,750,000 1,748,820 Netherlands 1.8%
NXP BV/NXP FDG/NXP USA 3.250% due 05/11/2041 300,000 228,013 Netherlands 0.2%
RELX Finance BV 0.875% due 03/10/2032 EUR 1,000,000 1,007,941 Netherlands 1.0%
2,984,774 3.0%
Materials
Antofogasta PLC 5.625% due 09/09/2035 1,850,000 1,864,624 United Kingdom 1.9%
Praxair 3.550% due 11/07/2042 1,100,000 878,947 United States 0.9%

Schedule of Investments (Unaudited)
As of May 31, 2026
Global Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
13
Continued on next page.
Corporate Bonds - 58.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Stora Enso OYJ 144A
2
7.250% due 04/15/2036 $ 500,000 $ 535,562 Finland 0.5%
Stora Enso OYJ 7.250% due 04/15/2036 300,000 321,337 Finland 0.3%
3,600,470 3.6%
Real Estate
MAF Global Securities 7.875% due PERP 4,497,000 4,531,538 United Arab Emirates 4.6%
Prologis 1.250% due 10/15/2030 500,000 435,593 United States 0.4%
Republic of Turkiye 9.125% due 07/13/2030 2,000,000 2,201,677 Turkey 2.2%
7,168,808 7.2%
Technology
Apple 4.500% due 02/23/2036 350,000 347,392 United States 0.4%
Nokia OYJ 4.375% due 08/21/2031 EUR 2,500,000 3,037,180 Finland 3.0%
Qualcomm 3.250% due 05/20/2027 100,000 99,315 United States 0.1%
3,483,887 3.5%
Utilities
Brookfield Renewable Partners ULC 4.542% due 10/12/2035 CAD 3,000,000 2,180,572 Canada 2.2%
Florida Power & Light 5.950% due 10/01/2033 100,000 106,312 United States 0.1%
National Central Cooling 5.279% due 03/05/2030 3,000,000 3,031,083 United Arab Emirates 3.0%
Puget Sound Energy 4.434% due 11/15/2041 300,000 258,862 United States 0.2%
United Utilities 6.875% due 08/15/2028 1,600,000 1,671,505 United Kingdom 1.7%
7,248,334 7.2%
Total Corporate Bonds (Cost $58,239,105) $58,232,780 58.3%
Government Bonds - 31.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
INTL FINANCE CORP 7.000% due 07/20/2027 MXN 26,000,000 1,488,405 Mexico 1.5%
Financials
African Development Bank 5.750% due 08/07/2050 3,500,000 3,418,232 Cote D'ivoire 3.4%
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 245,022 United States 0.2%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 249,839 United States 0.3%
First Abu Dhabi Bank PJSC 5.125% due 10/13/2027 1,750,000 1,758,104 United Arab Emirates 1.8%
Int'l Bk Recon & Develop 9.500% due 02/09/2029 BRL 2,500,000 465,849 United States 0.5%
6,137,046 6.2%
Government
European Bk Recon & Dev
4
–% due 12/03/2030 MXN 25,000,000 936,423 United Kingdom 0.9%
European Investment Bank 4.500% due 02/16/2028 MXN 55,000,000 3,006,267 Luxembourg 3.0%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 517,490 Korea 0.5%
First Nations Finance Authority 4.050% due 06/01/2035 CAD 2,500,000 1,845,641 Canada 1.9%
International Finance 7.020% due 04/06/2028 MXN 23,000,000 1,295,121 United States 1.3%
International Finance 12.000% due 11/03/2027 COP 1,000,000,000 264,122 United States 0.3%
Int'l Bk Recon & Develop 5.750% due 01/14/2028 BRL 5,500,000 982,075 United States 1.0%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 7,000,000,000 1,845,908 Germany 1.9%
Int'l Bk Recon & Develop 10.000% due 11/08/2027 BRL 12,500,000 2,391,442 United States 2.4%
Intl Finance Corp 10.750% due 02/15/2028 BRL 2,000,000 384,930 United States 0.4%
Perusahaan Penerbit SBSN 3.550% due 06/09/2051 500,000 344,885 Indonesia 0.4%
Queensland Treasury 2.500% due 03/06/2029 AUD 2,350,000 1,596,541 Australia 1.6%
Republic of Chile 4.340% due 03/07/2042 500,000 441,000 Chile 0.4%
United States Treasury Bond 5.250% due 02/15/2029 300,000 309,937 United States 0.3%
United States Treasury Bond 5.375% due 02/15/2031 400,000 421,156 United States 0.4%
United States Treasury Bond 6.250% due 05/15/2030 575,000 619,383 United States 0.6%

Schedule of Investments (Unaudited)
As of May 31, 2026
Global Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
14
May 31, 2026
Semi-Annual
Continued on next page.
Government Bonds - 31.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government (continued)
United States Treasury Bond 4.250% due 05/15/2039 $ 770,000 $ 740,193 United States 0.7%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,007,482 United States 1.0%
United States Treasury Bond 3.125% due 11/15/2041 145,000 117,648 United States 0.1%
United States Treasury Bond 3.375% due 11/15/2048 560,000 434,241 United States 0.4%
United States Treasury Note 2.375% due 05/15/2027 650,000 640,751 United States 0.6%
United States Treasury Note 2.875% due 05/15/2052 400,000 273,812 United States 0.3%
United States Treasury Note 2.250% due 08/15/2027 750,000 735,117 United States 0.7%
US Treasury Bond 4.875% due 05/31/2026 400,000 400,000 United States 0.4%
US Treasury Bond 4.500% due 05/31/2029 350,000 354,129 United States 0.4%
US Treasury Bond 5.500% due 08/15/2028 300,000 309,281 United States 0.3%
US Treasury Strips
4
–% due 02/15/2045 1,550,000 586,498 United States 0.6%
22,801,473 22.8%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 268,717 236,550 United States 0.2%
United States Treasury Inflation Index Bond 3.875% due 04/15/2029 601,997 642,582 United States 0.7%
879,132 0.9%
US Government Agency
Freddie Mac 4.750% due 12/18/2029 300,000 299,703 United States 0.3%
Total Government Bonds (Cost $31,864,029) $31,605,759 31.7%
Municipals Bonds - 6.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 500,000 498,663 United States 0.5%
Massachusetts St Hsg Fin Revenue 5.781% due 12/01/2040 215,000 217,652 United States 0.2%
716,315 0.7%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 450,000 454,546 United States 0.4%
Illinois St Hsg Dev Auth Revnue 5.929% due 10/01/2050 500,000 497,991 United States 0.5%
Illinois St Hsg Dev Auth Revnue 5.758% due 10/01/2053 500,000 500,269 United States 0.5%
Maryland Cmnty Dev Admin Hsg 5.991% due 09/01/2044 300,000 301,543 United States 0.3%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 295,000 295,623 United States 0.3%
Minnesota St Hsg Fin Agy 5.794% due 07/01/2044 750,000 756,443 United States 0.8%
New York NY 5.846% due 06/01/2040 200,000 206,659 United States 0.2%
Ohio St Hsg Fin Agy RSDL 6.225% due 09/01/2055 495,000 502,505 United States 0.5%
San Francisco City & Cnty CA Cmnty Facs 4.000% due 09/01/2048 965,000 769,807 United States 0.8%
4,285,386 4.3%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 302,667 United States 0.3%
San Diego Unified School District 3.965% due 07/01/2029 300,000 297,726 United States 0.3%
Virginia St Hsg Dev Auth 5.889% due 07/01/2051 750,000 753,219 United States 0.8%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 240,175 United States 0.2%
1,593,787 1.6%
Total Municipals Bonds (Cost $6,592,899) $6,595,488 6.6%

Schedule of Investments (Unaudited)
As of May 31, 2026
Global Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
15
BBSW: Bank Bill Swap Rate
Mortgage Backed - 0.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Real Estate
Federal National Mortgage Association 4.500% due 11/01/2044 $ 193,392 $ 190,961 United States 0.2%
Total Mortgage Backed (Cost $192,371) $190,961 0.2%
Total investments (Cost $96,888,404) $96,624,988 96.8%
Other assets (net of liabilities) 3,182,588 3.2%
Total net assets $99,807,576 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At May 31, 2026, the aggregate value of these securities was $1,287,923 representing 1.3% of total net assets.
3
Variable rate security. The interest rate represents the rate in effect at May 31, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
4
Non-income producing
HFC: Housing Finance Corporation
MTN: Medium Term Note
SA: Special Assessment
AUD : Australian dollar
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
MXN : Mexican peso
USD : United States dollar

Global Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Semi-Annual
Statement of Assets and Liabilities (Unaudited) Statement of Operations (Unaudited)
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $96,888,404) $ 96,624,988
Interest receivable 1,623,085
Cash 1,618,766
Receivable for Fund shares sold 84,704
Prepaid expenses 33,210
Total assets 99,984,753
Liabilities
Payable for Fund shares redeemed 122,101
Accrued advisory fees 33,450
Accrued audit expenses 11,845
Accrued trustee expenses 4,526
Accrued retirement plan custody fee 2,945
Accrued Chief Compliance Officer expenses 931
Accrued other operating expenses 1,379
Total liabilities 177,177
Net assets $99,807,576
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $100,631,226
Total distributable earnings (823,650)
Net assets applicable to Fund shares outstanding $99,807,576
Fund shares outstanding 10,432,196
Net asset value, offering, and redemption price per
share $9.57
Period ended May 31, 2026
Investment income
Interest income (Net of foreign tax of $10,288) $ 2,108,330
Total investment income 2,108,330
Expenses
Investment advisory fees 193,207
Filing and registration fees 15,726
Audit fees 11,951
Trustee fees 11,460
Legal fees 7,390
Chief Compliance Officer expenses 7,181
Custodian fees 6,375
Retirement plan custodial fees 2,061
Other operating expenses 10,012
Total gross expenses 265,363
Less adviser fees waived (27,139)
Less custodian fee credits (6,375)
Net expenses 231,849
Net investment income $1,876,481
Net realized gain from investments and foreign
currency $200,664
Net decrease in unrealized appreciation on
investments and foreign currency (236,771)
Net loss on investments (36,107)
Net increase in net assets resulting from operations $1,840,374

Global Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
17
Statements of Changes in Net Assets
Period ended May 31, 2026
(Unaudited)
Year ended November 30,
2025
Increase in net assets from operations
From operations
Net investment income $1,876,481 $2,204,018
Net realized gain (loss) on investments and foreign currency 200,664 (229,266)
Net increase (decrease) in unrealized appreciation on investments and foreign currency (236,771) 1,995,654
Net increase in net assets 1,840,374 3,970,406
Distributions to shareowners from
Net dividend and distribution to shareholders (2,274,485) (1,156,915)
Capital share transactions
Proceeds from the sale of shares 18,391,983 27,596,203
Proceeds from merger 24,285,241 -
Value of shares issued in reinvestment of dividends and distributions 2,181,381 1,153,954
Cost of shares redeemed (4,764,046) (7,707,987)
Total capital shares transactions 40,094,559 21,042,170
Total increase in net assets 39,660,448 23,855,661
Net assets
Beginning of period 60,147,128 36,291,467
End of period $99,807,576 $60,147,128
Shares of the Fund sold and redeemed
Saturna Global Sustainable Bond (SEBFX)
Number of shares sold 1,931,707 2,959,562
Number of shares received through reorganization 2,593,192 -
Number of shares issued in reinvestment of dividends and distributions 232,309 130,097
Number of shares redeemed (501,667) (836,695)
Net increase in number of shares outstanding 4,255,541 2,252,964
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
18
May 31, 2026
Semi-Annual
tin
Global Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $9.74 $9.25 $9.28 $9.02 $10.02 $10.25
Income from investment operations
Net investment income 0.23 0.44 0.41 0.36 0.22 0.20
Net gains (losses) on securities (both realized and
unrealized) (0.03) 0.34 (0.10) (0.04) (0.98) (0.42)
Total from investment operations 0.20 0.78 0.31 0.32 (0.76) (0.22)
Less distributions
Dividends (from net investment income) (0..37) (0.29) (0.34) (0.06) (0.05) (0.01)
Distributions (from capital gains) – – – – (0.19) –
Total distributions (0.37) (0.29) (0.34) (0.06) (0.24) (0.01)
Net asset value at end of period $9.57 $9.74 $9.25 $9.28 $9.02 $10.02
Total Return
B
2.08% 8.75% 3.36% 3.55% (7.83)% (2.14)%
Ratios / supplemental data
Net assets ($000), end of period $99,808 $60,147 $36,291 $29,455 $28,705 $26,048
Ratio of expenses to average net assets
Before custodian fee credits
C
0.68% 0.79% 0.81% 0.83% 0.74% 0.86%
After advisory fees waiver
C
0.61% 0.66% 0.67% 0.67% 0.66% 0.66%
After advisory fee waiver and  custodian fee credits
C
0.60% 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after custodian fee credits  to average net assets
C
4.83% 4.72% 4.48% 3.89% 2.35% 1.99%
Portfolio turnover rate
B
14% 37% 25% 54% 80% 65%
A
Unaudited
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
19
Continued on next page.
Common Stock - 97.0% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 24,150 $ 738,845 $ 9,185,211 10.8%
Meta Platforms Inc , Class A 3,200 1,630,348 2,024,032 2.4%
2,369,193 11,209,243 13.2%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
19,500 1,094,232 1,694,160 2.0%
Online Marketplace
Amazon.com
1
25,775 161,044 6,975,746 8.2%
Specialty Apparel Stores
TJX Companies 16,900 763,951 2,615,275 3.1%
2,019,227 11,285,181 13.3%
Consumer Staples
Mass Merchants
Costco Wholesale 3,264 390,172 3,121,429 3.7%
Non-Alcoholic Beverages
Monster Beverage 27,900 1,299,603 2,457,432 2.9%
1,689,775 5,578,861 6.6%
Financials
Other Financial Services
Mastercard , Class A 3,791 345,686 1,872,678 2.2%
Health Care
Medical Devices
Stryker 4,000 760,543 1,220,360 1.4%
Medical Equipment
Intuitive Surgical Inc
1
1,000 469,760 424,640 0.5%
1,230,303 1,645,000 1.9%
Industrials
Building Construction
EMCOR Group Inc. 2,200 1,759,255 1,819,004 2.1%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 12,160 554,314 1,630,170 1.9%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,141,985 1,412,312 1.7%
Infrastructure Construction
Quanta Services 3,700 995,737 2,633,401 3.1%
Waste Management
Republic Services 3,250 792,077 651,430 0.8%
5,243,368 8,146,317 9.6%
Information Technology
Electrical Components
Amphenol Corp- Cl A 13,400 1,774,493 1,993,384 2.4%
Materials
Agricultural Chemicals
Corteva 5,260 240,947 411,753 0.5%

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
20
May 31, 2026
Semi-Annual
Common Stock - 97.0% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials (continued)
Cement & Aggregates
CRH PLC 7,000 $ 679,195 $ 761,530 0.9%
920,142 1,173,283 1.4%
Technology
Communications Equipment
Apple 20,930 6,168 6,531,416 7.7%
Motorola Solutions 6,000 1,346,591 2,419,680 2.8%
1,352,759 8,951,096 10.5%
Infrastructure Software
Microsoft 15,775 730,910 7,102,536 8.4%
Oracle 16,125 833,580 3,640,702 4.3%
1,564,490 10,743,238 12.7%
Semiconductor Devices
Advanced Micro Devices
1
8,000 882,947 4,128,800 4.9%
Broadcom 12,725 1,198,146 5,685,148 6.7%
Monolithic Power Systems 770 365,390 1,205,982 1.4%
Nvidia 35,000 493,220 7,389,900 8.7%
2,939,703 18,409,830 21.7%
5,856,952 38,104,164 44.9%
Utilities
Integrated Electric Utilities
NextEra Energy 14,270 1,301,23 6 1,241,633 1.5%
Total investments $22,750,375 $82,249,744 97.0%
Other assets (net of liabilities) 2,504,541 3.0%
Total net assets $84,754,285 100.0%
1
Non-income producing

Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
21
Statement of Assets and Liabilities (Unaudited) Statement of Operations (Unaudited)
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $22,750,375) $ 82,249,744
Cash 2,490,353
Dividends receivable 30,828
Prepaid expenses 24,446
Receivable for Fund shares sold 11,336
Interest receivable 6,873
Total assets 84,813,580
Liabilities
Accrued advisory fees 35,507
Accrued audit expenses 5,855
Accrued trustee expenses 4,961
Accrued retirement plan custody fee 4,406
Accrued Chief Compliance Officer expenses 2,163
Accrued 12b-1 distribution fees 1,012
Accrued other operating expenses 1,217
Accrued printing fees 4,174
Total liabilities 59,295
Net assets $84,754,285
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $15,612,614
Total distributable earnings 69,141,671
Net assets applicable to Fund shares outstanding $84,754,285
Net asset value per Investor Shares SSGFX
Net assets, at value $4,844,574
Shares outstanding 68,819
Net asset value, offering and redemption price per
share $70.40
Net asset value per Z Shares SGZFX
Net assets, at value $79,909,711
Shares outstanding 1,127,809
Net asset value, offering and redemption price per
share $70.85
Period ended May 31, 2026
Investment income
Dividend Income $ 195,219
Interest income 37,997
Miscellaneous income 50
Total investment income 233,266
Expenses
Investment advisory fees 195,967
Trustee fees 18,878
Filing and registration fees 18,849
ReFlow fees 12,727
Audit fees 12,612
Legal fees 12,114
Chief Compliance Officer expenses 10,996
12b-1 distribution fees 5,843
Retirement plan custodial fees 5,186
1,025
Investor Shares –
1,050
Z Shares 5,186
Custodian fees 1,578
Other operating expenses 8,577
Total gross expenses 303,327
Less custodian fee credits (1,578)
Net expenses 301,749
Net investment loss $(68,483)
Net realized gain from investments $7,551,931
A
Net decrease in unrealized appreciation on
investments (627,686)
Net gain on investments 6,924,245
Net increase in net assets resulting from operations $6,855,762
A
Includes $7,203,683 in net realized gains from redemptions in-kind

Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Semi-Annual
Statements of Changes in Net Assets
Peri od ended May 31, 2026
(Unaudited)
Year ended November 30,
2025
Increase (Decrease) in net assets from operations
From operations
Net investment loss $(68,483) $(39,521)
Net realized gain on investments 7,551,931 3,530,334
Net increase (decrease) in unrealized appreciation on investments (627,686) 10,207,091
Net increase in net assets 6,855,762 13,697,904
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares (79,515) (93,216)
1,050
Net dividend and distribution to shareholders - Z Shares (1,239,728) (1,533,929)
Total distributions (1,319,243) (1,627,145)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 171,898 610,918
1,050
Z Shares 15,328,397 7,516,363
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares 77,632 91,643
1,050
Z Shares 1,175,623 1,490,186
Cost of shares redeemed
1,025
Investor Shares (726,663) (696,709)
1,050
Z Shares (23,398,376) (10,191,231)
Total capital shares transactions (7,371,489) (1,178,830)
Total increase (decrease) in net assets (1,834,970) 10,891,929
Net assets
Beginning of period 86,589,255 75,697,326
End of period $84,754,285 $86,589,255
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 2,725 9,688
Number of shares issued in reinvestment of dividends and distributions 1,251 1,652
Number of shares redeemed (11,726) (11,816)
Net decrease in number of shares outstanding (7,750) (476)
Z Shares (SGZFX)
Number of shares sold 235,859 130,610
Number of shares issued in reinvestment of dividends and distributions 18,840 26,773
Number of shares redeemed (360,987) (175,839)
Net decrease in number of shares outstanding (106,288) (18,456)
– –

Saturna Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
23
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $65.74 $56.78 $43.60 $38.72 $51.39 $41.86
Income from investment operations
Net investment income
B
(0.13) (0.16) (0.10) (0.09) (0.13) 0.09
Net gains (losses) on securities (both realized and
unrealized) 5.83 10.34 13.28 5.89 (8.24) 9.70
Total from investment operations 5.70 10.18 13.18 5.80 (8.37) 9.79
Less distributions
Dividends (from net investment income) – – – – (0.05) (0.03)
Distributions (from capital gains)
B
(1.04) (1.22) – (0.92) (4.25) (0.23)
Total distributions (1.04) (1.22) – (0.92) (4.30) (0.26)
Net asset value at end of period $70.40 $65.74 $56.78 $43.60 $38.72 $51.39
Total Return
C
8.88% 18.32% 30.23% 15.47% (17.88)% 23.48%
Ratios / supplemental data
Net assets ($000), end of period $4,845 $5,034 $4,374 $5,065 $4,921 $6,411
Ratio of expenses to average net assets
Before custodian fee credits
D
0.99% 0.98% 0.96% 1.04% 1.21% 0.74%
After  custodian fee credits
D
0.99% 0.98% 0.96% 1.04% 1.20% 0.74%
Ratio of net investment income after custodian fee credits  to average net assets
D
(0.39)% (0.27)% (0.19)% (0.22)% (0.32)% 0.20%
Portfolio turnover rate
C
3% 8% 6% 10% 23% 18%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $66.09 $56.94 $43.65 $38.66 $51.30 $41.78
Income from investment operations
Net investment income
B
(0.05) (0.02) 0.02 0.01 (0.03) 0.20
Net gains (losses) on securities (both realized and
unrealized) 5.85 10.39 13.30 5.90 (8.22) 9.66
Total from investment operations 5.80 10.37 13.32 5.91 (8.25) 9.86
Less distributions
Dividends (from net investment income) – – (0.03) – (0.14) (0.11)
Distributions (from capital gains)
B
(1.04) (1.22) – (0.92) (4.25) (0.23)
Total distributions (1.04) (1.22) (0.03) (0.92) (4.39) (0.34)
Net asset value at end of period $70.85 $66.09 $56.94 $43.65 $38.66 $51.30
Total Return
C
9.00% 18.60% 30.52% 15.79% (17.69)% 23.76%
Ratios / supplemental data
Net assets ($000), end of period $79,910 $81,556 $71,323 $56,537 $49,958 $62,277
Ratio of expenses to average net assets
Before custodian fee credits
D
0.76% 0.75% 0.72% 0.80% 0.97% 0.51%
After  custodian fee credits
D
0.76% 0.75% 0.72% 0.80% 0.97% 0.50%
Ratio of net investment income after custodian fee credits  to average net assets
D
(0.16)% (0.04)% 0.04% 0.02% (0.08)% 0.43%
Portfolio turnover rate
C
3% 8% 6% 10% 23% 18%
A
Unaudited

The accompanying notes are an integral part of these financial statements.

May 31, 2026
Semi-Annual
Saturna Growth Fund:
Financial Highlights
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
25
Continued on next page.
Common Stock - 94.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 1,267 $ 1,966,417 $ 2,368,809 France 2.0%
Consumer Staples
Packaged Food
Danone ADR 43,470 614,127 617,274 France 0.5%
Danone 15,000 948,276 1,067,009 France 0.9%
1,562,403 1,684,283 1.4%
Financials
Banks
ANZ Group Holdings Ltd 165,185 4,237,544 4,186,738 Austraila 3.5%
Islamic Banking
Alinma Bank 581,971 3,778,524 3,747,478 Saudi Arabia 3.2%
Measurement Instruments
Hexagon AB- B shares 143,717 1,488,183 1,318,511 Sweden 1.1%
9,504,251 9,252,727 7.8%
Health Care
Biotech
Samsung Biologics Co Ltd
2
2,670 3,107,569 2,415,993 South Korea 2.0%
Health Care Supplies
EssilorLuxottica 2,700 543,527 545,983 France 0.5%
Large Pharma
AstraZeneca PLC 5,006 641,335 929,464 United Kingdom 0.8%
GlaxoSmithKline ADR 10,234 427,926 517,226 United Kingdom 0.4%
Novo Nordisk ADR 60,481 2,450,988 2,756,724 Denmark 2.3%
Sandoz Group AG 24,472 1,108,863 2,055,709 Switzerland 1.7%
4,629,112 6,259,123 5.2%
Medical Devices
Smith & Nephew 184,180 2,870,071 2,747,827 United Kingdom 2.3%
11,150,279 11,968,926 10.0%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 40,800 967,105 1,465,048 Sweden 1.2%
Assa Abloy ADR 58,282 794,337 1,042,082 Sweden 0.9%
Johnson Controls International 7,400 480,759 992,044 United States 0.9%
2,242,201 3,499,174 3.0%
Construction & Mining Machinery
Komatsu Ltd 122,360 4,506,499 4,999,256 Japan 4.2%
Diversified Industrials
Siemens ADR 5,896 445,104 924,670 Germany 0.8%
Electrical Power Equipment
Eaton 4,690 783,777 1,878,814 Ireland 1.6%
Fuji Electric Co. Ltd. 56,842 3,456,110 5,519,039 Japan 4.6%
Schneider Electric ADR 17,100 420,097 1,075,590 France 0.9%
Schneider Electric SE 8,615 1,651,092 2,707,119 France 2.3%
6,311,076 11,180,562 9.4%
Fabricated Metal & Hardware
Prysmian S.P.A 27,142 2,023,784 4,677,903 Italy 4.0%

Schedule of Investments (Unaudited)
As of May 31, 2026
Saturna International Fund
The accompanying notes are an integral part of these financial statements.
26
May 31, 2026
Semi-Annual
Common Stock - 94.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Industrial Automation Controls
ABB Ltd 32,500 $ 1,855,806 $ 3,471,583 Switzerland 2.9%
Industrial Wholesale & Rental
Ferguson Enterprises 18,510 3,321,401 4,182,705 United States 3.5%
20,705,871 32,935,853 27.8%
Materials
Base Metals
Altius Minerals Corp 129,305 4,083,248 5,432,376 Canada 4.6%
Basic & Diversified Chemicals
Air Products & Chemicals 12,010 3,436,442 3,346,226 United States 2.8%
Linde 5,423 1,688,992 2,698,973 United Kingdom 2.3%
5,125,434 6,045,199 5.1%
Cement & Aggregates
CRH PLC 35,000 3,706,378 3,807,650 United States 3.2%
Iron
Rio Tinto ADR 38,118 2,598,449 4,055,374 United Kingdom 3.4%
Specialty Chemicals
Givaudan (reg) 275 973,770 1,019,227 Switzerland 0.9%
Kansai Paint Co. Ltd. 158,000 2,359,878 2,431,774 Japan 2.0%
3,333,648 3,451,001 2.9%
18,847,157 22,791,600 19.2%
Technology
Application Software
SAP ADR 13,805 2,587,798 2,509,611 Germany 2.1%
Communications Equipment
Fujikura Ltd 188,321 1,304,613 5,614,708 Japan 4.7%
Samsung Electronics 26,697 2,808,560 5,600,861 South Korea 4.7%
4,113,173 11,215,569 9.4%
Semiconductor Devices
Broadcom 8,849 1,464,025 3,953,468 United States 3.3%
Semiconductor Manufacturing
ASML Holding NY 3,564 364,255 5,747,877 Netherlands 4.9%
Taiwan Semiconductor ADR 18,172 1,798,719 7,604,073 Taiwan 6.4%
2,162,974 13,351,950 11.3%
10,327,970 31,030,598 26.1%
Total investments $74,064,348 $112,032,796 94.3%
Other assets (net of liabilities) 6,807,955 5.7%
Total net assets $118,840,751 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Saturna International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
27
Statement of Assets and Liabilities (Unaudited) Statement of Operations (Unaudited)
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $74,064,348) $ 112,032,796
Cash 6,340,677
Dividends receivable 518,038
Receivable for Fund shares sold 87,771
Prepaid expenses 29,985
Interest receivable 18,034
Total assets 119,027,301
Liabilities
Payable for Fund shares redeemed 104,729
Accrued advisory fees 46,134
Accrued 12b-1 distribution fees 11,358
ReFlow fees payable 11,290
Accrued trustee expenses 5,071
Accrued retirement plan custody fee 4,068
Accrued Chief Compliance Officer expenses 2,298
Accrued other operating expenses 1,602
Total liabilities 186,550
Net assets $118,840,751
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $61,299,871
Total distributable earnings 57,540,880
Net assets applicable to Fund shares outstanding $118,840,751
Net asset value per Investor Shares SSIFX
Net assets, at value $54,000,422
Shares outstanding 1,969,634
Net asset value, offering and redemption price per
share $27.42
Net asset value per Z Shares SIFZX
Net assets, at value $64,840,329
Shares outstanding 2,351,698
Net asset value, offering and redemption price per
share $27.57
Period ended May 31, 2026
Investment income
Dividend Income (Net of foreign tax of $130,801) $ 868,917
Interest income 56,177
Total investment income 925,094
Expenses
Investment advisory fees 241,242
12b-1 distribution fees 60,597
Filing and registration fees 18,836
Trustee fees 17,220
ReFlow fees 13,581
Audit fees 12,280
Custodian fees 11,687
Legal fees 11,071
Chief Compliance Officer expenses 10,398
Retirement plan custodial fees 4,178
1,125
Investor Shares –
1,150
Z Shares 4,178
Other operating expenses 13,204
Total gross expenses 414,294
Less adviser fees waived (8,766)
Less custodian fee credits (11,687)
Net expenses 393,841
Net investment income $531,253
Net realized gain from investments and foreign
currency $16,802,011
A
Net Increase in unrealized appreciation on investments
and foreign currency 344,216
Net gain on investments 17,146,227
Net increase in net assets resulting from operations $17,677,480
A
Includes $5,534,667 in net realized gains from redemptions in-kind

Saturna International Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Semi-Annual
Statements of Changes in Net Assets
A)
On March 20, 2026, the Saturna Sustainable Equity Fund was merged into Saturna International Fund Z Shares.
Period ended May 31, 2026
(
Unaudited
)
Year ended November 30,
2025
Increase in net assets from operations
From operations
Net investment income $531,253 $293,502
Net realized gain on investments and foreign currency 16,802,011 13,218,913
Net increase (decrease) in unrealized appreciation on investments and foreign currency 344,216 (132,408)
Net increase in net assets 17,677,480 13,380,007
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares (6,341,595) (218,334)
1,150
Net dividend and distribution to shareholders - Z Shares (4,892,039) (177,256)
Total distributions (11,233,634) (395,590)
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 5,294,373 3,646,558
1,150
Z Shares 21,127,434 8,203,979
Proceeds from merger
1,150
Z Shares 19,625,388 -
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares 6,147,695 213,052
1,150
Z Shares 4,747,261 169,692
Cost of shares redeemed
1,125
Investor Shares (5,224,133) (7,345,868)
1,150
Z Shares (20,265,323) (9,148,020)
Total capital shares transactions 31,452,695 (4,260,607)
Total increase in net assets 37,896,541 8,723,810
Net assets
Beginning of period 80,944,210 72,220,400
End of period $118,840,751 $80,944,210
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 208,663 147,512
Number of shares issued in reinvestment of dividends and distributions 271,404 9,584
Number of shares redeemed (212,407) (310,058)
Net increase (decrease) in number of shares outstanding 267,660 (152,962)
Z Shares (SIFZX)
Number of shares sold 1,632,010 336,633
Number of shares received through reorganization 838,943 -
Number of shares issued in reinvestment of dividends and distributions 208,393 7,599
Number of shares redeemed (755,959) (377,358)
Net increase (decrease) in number of shares outstanding 1,084,444 (33,126)
– –

Saturna International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Semi-Annual
29
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $27.18 $22.84 $20.87 $18.11 $23.49 $19.62
Income from investment operations
Net investment income
B
0.11 0.07 0.09 0.08 0.09 0.10
Net gains (losses) on securities (both realized and
unrealized) 3.86 4.39 1.96 2.68 (3.58) 3.85
Total from investment operations 3.97 4.46 2.05 2.76 (3.49) 3.95
Less distributions
Dividends (from net investment income) (0.13) – (0.08) – (0.13) (0.08)
Distributions (from capital gains) (3.60) (0.12) – – (1.76) –
Total distributions (3.73) (0.12) (0.08) – (1.89) (0.08)
Net asset value at end of period $27.42 $27.18 $22.84 $20.87 $18.11 $23.49
Total Return
C
17.51% 19.63% 9.82% 15.24% (16.31)% 20.16%
Ratios / supplemental data
Net assets ($000), end of period $54,000 $46,267 $42,366 $37,141 $33,029 $46,560
Ratio of expenses to average net assets
Before custodian fee credits
D
0.97% 1.01% 0.96% 1.06% 1.28% 0.93%
After advisory fees waiver
D
0.96% n/a n/a n/a n/a n/a
After advisory fees waiver and custodian fee credits
D
0.94% 1.00% 0.95% 1.05% 1.27% 0.92%
Ratio of net investment income after custodian fee credits  to average net assets
D
0.89% 0.31% 0.40% 0.43% 0.48% 0.46%
Portfolio turnover rate
C
31% 26% 19% 16% 33% 22%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $27.36 $22.96 $20.98 $18.15 $23.55 $19.67
Income from investment operations
Net investment income
B
0.17 0.13 0.14 0.13 0.13 0.15
Net gains (losses) on securities (both realized and
unrealized) 3.84 4.41 1.96 2.70 (3.59) 3.85
Total from investment operations 4.01 4.54 2.10 2.83 (3.46) 4.00
Less distributions
Dividends (from net investment income) (0.20) (0.02) (0.12) – (0.18) (0.12)
Distributions (from capital gains) (3.60) (0.12) – – (1.76) –
Total distributions (3.80) (0.14) (0.12) – (1.94) (0.12)
Net asset value at end of period $27.57 $27.36 $22.96 $20.98 $18.15 $23.55
Total Return
C
17.62% 19.90% 10.04% 15.59% (16.17)% 20.42%
Ratios / supplemental data
Net assets ($000), end of period $64,840 $34,677 $29,855 $27,157 $23,812 $28,929
Ratio of expenses to average net assets
Before custodian fee credits
D
0.74% 0.80% 0.73% 0.83% 1.04% 0.72%
After advisory fees waiver
D
0.71% n/a n/a n/a n/a n/a
After advisory fees waiver and custodian fee credits
D
0.69% 0.78% 0.72% 0.82% 1.03% 0.71%
Ratio of net investment income after custodian fee credits  to average net assets
D
1.35% 0.53% 0.62% 0.66% 0.72% 0.68%
Portfolio turnover rate
C
31% 26% 19% 16% 33% 22%

The accompanying notes are an integral part of these financial statements.

May 31, 2026
Semi-Annual
Saturna International Fund:
Financial Highlights
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2026
A
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A A
A
Unaudited
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

Notes To Financial Statements
May 31, 2026
Semi-Annual
31
Note 1 - Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of four portfolio series: Saturna Core
Fund, Saturna Global Sustainable Bond Fund, Saturna Growth Fund,
andSaturna International Fund (each, a “Fund”, and collectively, the
“Funds”.
Saturna Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Saturna Growth
Fund Z Shares began operations June 2, 2017.
Saturna International Investor Shares began operations September
28, 1995 and Saturna International Fund Z Shares began operations on June 2, 2017. Saturna Core Fund commenced operations March
30, 2007. Saturna Global Sustainable Bond Fund commenced
operations on March 27, 2015.
Saturna Bond Income Fund and Saturna Short-Term Bond Fund
were reorganized into Saturna Sustainable Bond Fund on March 20,
2026, which was renamed Saturna Global Sustainable Bond Fund effective March 30, 2026. Saturna Global High Income Fund was
reorganized into Saturna Core Fund and Saturna Sustainable Equity
Fund was reorganized into Saturna International Fund, Z Class on
March 20, 2026.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Core, Global Sustainable Bond, Growth , and International Funds :
The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Global Sustainable Fund: The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social, and governance (ESG) risks. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates. The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core and Growth Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
Core , Global Sustainable Bond, and International Funds : Foreign
investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market

Notes To Financial Statements
(continued)

May 31, 2026
Semi-Annual
supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.
The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Core and Global Sustainable Bond Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.
Global Sustainable Bond Fund: The risks inherent in the Saturna
Sustainable Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2 - Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 - Significant Accounting Policies (Unaudited)
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar
Note 1 - Organization
(continued)

Notes To Financial Statements
(continued)
May 31, 2026
Semi-Annual
33
equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The net asset value (NAV) is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2026
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Core Fund
Common Stock
Communications $2,233,581 $– $– $2,233,581
Consumer Discretionary $2,340,201 $– $– $2,340,201
Consumer Staples $1,005,437 $498,356 $– $1,503,793
Energy $766,975 $– $– $766,975
Financials $2,707,090 $– $– $2,707,090
Health Care $2,403,522 $– $– $2,403,522
Industrials $1,874,496 $1,223,416 $– $3,097,912
Information Technology $780,828 $– $– $780,828
Materials $4,397,148 $441,107 $– $4,838,255
Real Estate $665,958 $– $– $665,958
Technology $6,481,886 $387,589 $– $6,869,475
Utilities $1,104,404 $– $– $1,104,404
Total Common Stock $26,761,526 $2,550,468 $– $29,311,994
Corporate Bonds
1
$– $5,744,377 $– $5,744,377
Government Bonds
1
$– $3,097,573 $– $3,097,573
Municipals Bonds
1
$– $2,038,020 $– $2,038,020
Total Assets $26,761,526 $13,430,438 $– $40,191,964
Global Sustainable Bond Fund
Corporate Bonds
1
$– $58,232,780 $– $58,232,780
Government Bonds
1
$– $31,605,759 $– $31,605,759
Municipals Bonds
1
$– $6,595,488 $– $6,595,488
Mortgage Backed
1
$– $190,961 $– $190,961
Total Assets $– $96,624,988 $– $96,624,988
Growth Fund
Common Stock
1
$82,249,744 $– $– $82,249,744
Total Assets $82,249,744 $– $– $82,249,744
International Fund
Common Stock
Consumer Discretionary $– $2,368,809 $– $2,368,809
Consumer Staples $617,274 $1,067,009 $– $1,684,283
Financials $– $9,252,727 $– $9,252,727
Health Care $4,203,414 $7,765,512 $– $11,968,926
Industrials $10,095,905 $22,839,948 $– $32,935,853
Materials $19,340,599 $3,451,001 $– $22,791,600
Technology $19,815,029 $11,215,569 $– $31,030,598
Total Common Stock $54,072,221 $57,960,575 $– $112,032,796
Total Assets $54,072,221 $57,960,575 $– $112,032,796
1
See the Schedule of Investments for additional details.
Note 3 - Significant Accounting Policies (Unaudited)
(continued)

Notes To Financial Statements
(continued)

May 31, 2026
Semi-Annual
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds'
in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the fiscal year ended May 31, 2026 , only the Growth, International, and Core Funds participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2022−2024) or expected to be taken in the Funds’ 2025 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Note 3 - Significant Accounting Policies (Unaudited)
(continued)

Notes To Financial Statements
(continued)
May 31, 2026
Semi-Annual
35
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2026 , and have no effect on net assets or NAV per share.
These reclassifications were primarily due to redemptions in kind and operating losses. Saturna Global Sustainable Bond Fund did not have any reclassification of capital accounts.
Distributions to shareowners:
For the Saturna Core Fund , Saturna Global Sustainable Bond Fund ,
Saturna Growth Fund , and Saturna International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 4 - Transactions with Affiliated Persons (Unaudited)
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below.
The adviser has undertaken to limit expenses through March 31,
2026 of Saturna Core Fund to 0.75%, Saturna Global Sustainable
Fund to 0.60%, and Saturna International Fund Z Shares to 0.75%.
For the period ended May 31, 2026 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the period ended May 31, 2026 , Saturna Capital waived a portion of the advisory fees of the Saturna Core Fund, Saturna Global Sustainable
Fund , and Saturna International Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Saturna Growth Investor Shares and Saturna International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Core Fund
Distributable earnings
$(980,635)
Paid-in Capital
$980,635
Growth Fund International Fund
Distributable earnings
$(2,170,424) $(2,499,794)
Paid-in Capital
$2,170,424 $2,499,794
Advisory Fees
Advisory Fees
Waived
700
Core Fund $93,354
$(6,733)
950
Global Sustainable Bond Fund $193,207
$(27,139)
800
Growth Fund $195,967
n/a
850
International Fund $241,242
$(8,766)
Distribution (12b-1) fees
700
Core Fund n/a
950
Global Sustainable Bond Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $5,843
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $60,597
Note 3 - Significant Accounting Policies (Unaudited)
(continued)

Notes To Financial Statements
(continued)

May 31, 2026
Semi-Annual
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2026 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal period ended May 31, 2026 , the Saturna Investment Trust incurred $54,412 of total expenses for the independent Trustee’s compensation and
Trust board meetings.
On May 31, 2026 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2026 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 5 - Distributions to Shareowners (Unaudited)
The tax characteristics of distributions paid for the fiscal period ended May 31, 2026 , and the year ended November 30, 2025 , were as follows:
Note 6 - Federal Income Taxes (Unaudited)
The unaudited cost basis of investments for federal income tax purposes at May 31, 2026 , were as follows:
Retirement plan custodial fees
700
Core Fund (SCORX) $5,074
950
Global Sustainable Bond Fund (SEBFX) $2,061
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $5,186
1,125
International Fund Investor Shares (SSIFX) n/a
1,150
International Fund Z Shares (SIFZX) $4,178
Trustees', officers', and affiliates' ownership
700
Core Fund(SCORX) 22.20%
950
Global Sustainable Bond Fund(SEBFX) 23.38%
800
Growth Fund(SGZFX and SSGFX) 8.56%
850
International Fund(SIFZX and SSIFX) 20.37%
Chief Compliance Officer
700
Core Fund $4,054
950
Global Sustainable Bond Fund $7,181
800
Growth Fund $10,996
850
International Fund $10,398
Core Fund May 31, 2026
November 30,
2025
Ordinary Income $474,638 $475,684
Long-term capital gain
1
$181,917 $231,704
Global Sustainable Bond Fund May 31, 2026
November 30,
2025
Ordinary Income $2,274,485 $1,156,915
Growth Fund May 31, 2026
November 30,
2025
Long-term capital gain
1
$1,319,243 $1,627,145
International Fund May 31, 2026
November 30,
2025
Ordinary Income $781,669 $25,689
Long-term capital gain
1
$10,451,965 $369,901
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Core Fund
Global
Sustainable Bond
Fund
Cost of investments $29,654,323 $96,888,404
Gross tax unrealized appreciation $11,629,093 $1,459,499
Gross tax unrealized depreciation $(1,091,452) $(1,722,915)
Net tax unrealized appreciation
(depreciation) $10,537,641 $(263,416)
Growth Fund
International
Fund
Cost of investments $22,750,375 $74,064,348
Gross tax unrealized appreciation $59,953,507 $40,036,731
Gross tax unrealized depreciation $(454,138) $(2,068,283)
Net tax unrealized appreciation $59,499,369 $37,968,448
Note 4 - Transactions with Affiliated Persons (Unaudited)
(continued)

Notes To Financial Statements
(continued)
May 31, 2026
Semi-Annual
37
As of November 30, 2025 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2025 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2025, Core Fund utilized $8,009,
Global High Income utilized $87, Growth utilized $252,087, and
International utilized $544,256 of short-term capital loss carry forward.
Note 7 - Investments (Unaudited)
Investment transactions other than short-term investments and redemptions in-kind for the fiscal period ended May 31, 2026 , were as follows:
Redemptions in-kind for the fiscal period ended May 31, 2026 , were as follows:
During the fiscal period ended May 31, 2026, the Funds had the following in-kind redemption transactions related to the Reflow program as outlined in Note 3:
Note 8 - Custodian (Unaudited)
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2026 , such reductions were as follows:
Note 9 - Reorganization (Unaudited)
Mergers of the Saturna Short Term Bond Fund and Saturna
Bond Income fund into Saturna Global Sustainable Bond Fund;
Saturna Global High Income Fund into Saturna Core Fund;
Saturna Sustainable Equity Fund into Saturna International
Fund.
On March 20, 2026,the Saturna Short-Term Bond Fund and Saturna
Bond Income Fund, Saturna Global High Income Fund, Saturna
Sustainable Equity Fund, each a series of the Saturna Investment
Trust, (the “Targeted Funds” or the “Acquired Funds”) merged into the Saturna Global Sustainable Bond Fund, Saturna Core Fund,
and the Saturna International Fund respectively (the “Acquiring
Funds”). For financial reporting purposes, each Acquiring Fund is the accounting survivor of its respective reorganization and retains its historical performance and financial history.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, net unrealized appreciation/
(depreciation) and fund shares outstanding of the Predecessor
Funds were as follows:
Core Fund
Undistributed ordinary income $462,818
Accumulated capital gains $181,027
Tax accumulated earnings $643,845
Unrealized Appreciation $7,466,289
Other unrealized accumulated losses $(18)
Total accumulated earnings $8,110,116
Global Sustainable Bond Fund
Undistributed ordinary income $1,862,664
Accumulated capital and other losses $(2,220,772)
Tax accumulated earnings $(358,108)
Unrealized Appreciation $963,405
Other unrealized gains $8,401
Total accumulated earnings $613,698
Growth Fund
Accumulated capital gains $1,307,674
Tax accumulated earnings $1,307,674
Unrealized Appreciation $60,127,054
Total accumulated earnings $61,434,728
International Fund
Undistributed ordinary income $781,524
Accumulated capital gains $10,230,995
Tax accumulated earnings $11,012,519
Unrealized Appreciation $33,285,698
Other unrealized accumulated losses $(841)
Total accumulated earnings $44,297,376
Sustainable Bond
Fund
Short term loss carryforward $923,340
Long term loss carryforward $1,297,432
Total Capital loss carryforward $2,220,772
Purchases Sales
700
Core Fund $7,887,039 $4,923,786
950
Global Sustainable Bond Fund $38,512,514 $10,389,794
800
Growth Fund $2,704,304 $2,982,723
850
International Fund $39,781,519 $28,981,641
Purchases Sales
700
Core Fund $– $1,489,966
800
Growth Fund $– $8,317,387
850
International Fund $– $7,366,134
Core Fund Growth Fund
Shares 139,519 153,420
Value of securities $1,,489,966 $8,317,387
Cash $1,206,540 $1,582,830
Total amount $2,696,506 $9,900,217
Realized Gains $722,535 $7,203,683
International
Fund
Shares 330,201
Value of securities $7,366,134
Cash $1,466,986
Total amount $8,833,120
Realized Gains $5,534,667
Custodian Fee Credits
700
Core Fund $1,025
950
Global Sustainable Bond Fund $6,375
800
Growth Fund $1,578
850
International Fund $11,687
Note 6 - Federal Income Taxes (Unaudited)
(continued)

Notes To Financial Statements
(continued)

May 31, 2026
Semi-Annual
In connection with the reorganization, the net assets of the Acquired Funds were acquired by the Acquiring Funds on March 20, 2026. The acquisition was accomplished by a tax-free exchange of all shares of the Acquired Funds for shares of the Acquiring Funds as described in the prior table. For financial reporting purposes, the Acquiring Funds are deemed to be the accounting. The assets received and shares issued by the Acquiring Funds were recorded at fair value; and, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Acquired Funds on the merger date are included below:
Short-Term Bond
Fund
Bond Income
Fund
Net Assets $13,295,242 $10,944,092
Fair Value of Investments $8,878,125 $8,570.70
Net Unrealized Appreciation/
(Depreciation)
$11,472 ($1,014,709)
Shares Outstanding 2,661,704 2,494,118
Capital loss carryforward $(135,638) $(384,836)
Global High
Income Fund
Sustainable
Equity Fund
Net Assets $10,326,564 $19,624,954
Fair Value of Investments $7,804,540 $12,500,728
Net Unrealized Appreciation/
(Depreciation)
$1,514,478 $4,303,612
Shares Outstanding 879,355 1,261,029
Capital loss carryforward $(62,143) $-
Before Reorganization After Reorganization
Saturna Short-Term
Bond Fund
Saturna Bond
Income Fund
Saturna
Sustainable Bond
Fund
Saturna Global Stainable
Bond Fund
Investor Class
Shares 2,661,704 2,494,118 7,417,519 10,005,816
Net Assets $13,295,242 $10,944,092 $69,462,904 $93,702,238
Net Asset Value $4.995 $4.388 $9.365 $9.365
Fund Total
Net Unrealized Appreciation/(Depreciation) $11,472 ($1,014,709) ($572,468) ($1,575,705)
Saturna Global
High Income Fund
Saturna Core Fund Saturna Core Fund
Investor Class
Shares 879,355 1,809,409 2,371,658
Net Assets $10,326,564 $33,230,943 $43,557,507
Net Asset Value $11.743 $18.366 $18.366
Fund Total
Net Unrealized Appreciation/(Depreciation) $1,514,478 $6,698,675 $8,213,153
Saturna Sustainable
Equity Fund
Saturna
International Fund
Saturna International Fund
Investor Class
Shares 1,261,029.00 1,940,177.00 1,940,177.00
Net Assets 19,624,954.00 45,162,247.00 45,162,247.00
Net Asset Value 15.56 23.28 23.28
Z Class
Shares -- 1,610,739 2,449,681
Net Assets - $37,680,189 $57,305,143
Net Asset Value - $23.39 $23.39
Fund Total
Net Unrealized Appreciation/(Depreciation) $4,303,612 $27,134,292 $31,437,904
Note 9 - Reorganization (Unaudited)
(continued)

Notes To Financial Statements
(continued)
May 31, 2026
Semi-Annual
39
Assuming the merger had been completed on December 1, 2025,
the beginning of the reporting period of the Acquiring Funds, the
Acquiring Funds’ pro forma results of operations for the year ended
November 30, 2025, are as follows:
Note 10 - Subsequent Events
There were no events or transactions during the period that
materially impacted the amounts or disclosures in the Fund’s financial statements.
Core Fund
Net investment income/loss $880,070
Net Realized and unrealized gain/loss on investments $8,870,768
Total increase/decrease from operations $9,750,838
Global Sustainable Bond Fund
Net investment income/loss $1,862,664
Net Realized and unrealized gain/loss on investments $(1,303,011)
Total increase/decrease from operations $559,653
International Fund
Net investment income/loss $948,511
Net Realized and unrealized gain/loss on investments $54,589,070
Total increase/decrease from operations $55,537,581
Note 9 - Reorganization (Unaudited)
(continued)

Form N-CSR Items 8-11

May 31, 2026
Semi-Annual
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

May 31, 2026
Semi-Annual

Availability of Quarterly Portfolio Information
(1) The Satuna Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds posts a complete schedule of portfolio holdings after the end of each month, available to investors at www.saturna.
com/resources/literature.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
On February 27, 2026, a Special Joint Meeting of Shareowners of Saturna Bond Income Fund, Saturna Short‑Term Bond Fund, and Saturna Global High Income Fund (each a series of Saturna Investment Trust and collectively, the “Target Funds”) was held at the offices of Saturna Capital Corporation in Bellingham, Washington, pursuant to a Notice of Special Joint Meeting and Combined Proxy Statement and Prospectus dated January 30, 2026. At the meeting, shareowners of each Target Fund voted separately on proposals to approve a Plan of Reorganization and Termination providing for (i) the reorganization of Saturna Bond Income Fund into Saturna Sustainable Bond Fund, (ii) the reorganization of Saturna Short‑Term Bond Fund into Saturna Sustainable Bond Fund, and (iii) the reorganization of Saturna Global High Income Fund into Saturna Core Fund. Each proposal was approved by the requisite vote of shareowners of the applicable Target Fund, and the reorganizations are expected to be effected on or about March 20, 2026, in accordance with the terms described in the proxy materials and applicable regulatory requirements.

The proxy solicitation for the Special Joint Meeting was conducted primarily by mail, with supplemental solicitation by telephone, internet, and other means as described in the proxy materials. Saturna Capital Corporation, the Trust’s investment adviser and administrator, retained Broadridge Financial Solutions, Inc. to assist with the printing and solicitation of proxies and bore the expenses relating to the meeting and the proxy solicitation, including legal and accounting fees and costs associated with the preparation, printing, mailing, and tabulation of the proxy materials.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 30, 2026
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 30, 2026
Date

By:
/s/Christopher R. Fankhauser, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title
                July 30, 2026
Date